Iman Fund

Schedule of Investments

August 31, 2020 (Unaudited)

(Classifications are based on the North American Industry Classificiation System)

Shares		Value
	COMMON STOCKS - 93.2%
	Advertising, Public Relations, and Related Services - 0.8%
2,100	The Trade Desk, Inc. - Class A (a)	$1,010,730

	Automobile Dealers - 1.6%
5,920	Carvana Co. (a)	1,278,483
13,000	Vroom, Inc. (a)	892,190

		2,170,673

	Basic Chemical Manufacturing - 0.4%
1,650	Air Products & Chemicals, Inc.	482,229

	Business Support Services - 1.5%
3,515	Atlassian Corp PLC - Class A (a)(b)	674,037
48,900	Farfetch Ltd. - Class A (a)(b)	1,354,041

		2,028,078

	Cable & Other Subscription Programming - 0.5%
5,300	Liberty Broadband Corp. - Class C (a)	742,477

	Clothing Stores - 0.7%
7,540	Ross Stores, Inc.	686,743
5,900	The TJX Companies, Inc.	323,261

		1,010,004

	Communications Equipment Manufacturing - 4.0%
41,520	Apple Inc.	5,357,741

	Computer and Peripheral Equipment Manufacturing - 1.1%
19,700	Logitech International SA (b)	1,473,166

	Computer Systems Design & Related Services - 7.8%
11,400	Alteryx, Inc. - Class A (a)	1,377,462
26,000	Cerner Corp.	1,907,620
6,530	EPAM Systems, Inc. (a)	2,135,963
6,025	F5 Networks, Inc. (a)	797,288
6,300	Jack Henry & Associates, Inc.	1,042,146
7,160	Okta, Inc. (a)	1,542,049
3,520	ServiceNow, Inc. (a)	1,696,711

		10,499,239

	Couriers and Express Delivery Services - 0.8%
5,800	Ferrari NV (b)	1,129,550

	Cut & Sew Apparel Manufacturing - 2.0%
7,105	Lululemon Athletica, Inc. (a)	2,669,135

	Data Processing, Hosting, & Related Services - 0.8%
12,800	Ceridian HCM Holding, Inc. (a)	1,017,856

	Electronic Shopping and Mail-Order Houses - 1.3%
4,040	Wayfair, Inc. - Class A (a)	1,198,102
9,100	Chewy, Inc. - Class A (a)	555,737

		1,753,839

	Employment Services - 0.5%
11,600	Robert Half International, Inc.	617,120

	Footwear Manufacturing - 0.9%
10,470	NIKE, Inc. - Class B	1,171,488

	Industrial Machinery Manufacturing - 1.8%
6,355	ASML Holding NV - ADR (b)	2,377,914

	Machinery, Equipment, & Supplies Merchant Wholesalers - 0.1%
4,100	Fastenal Co.	200,326

	Medical and Diagnostic Laboratories - 1.0%
18,000	CareDx, Inc. (a)	614,700
7,250	Guardant Health, Inc. (a)	692,375

		1,307,075

	Medical Equipment & Supplies Manufacturing - 2.2%
2,635	DexCom, Inc. (a)	1,120,955
2,775	Intuitive Surgical, Inc. (a)	2,028,081

		3,149,036

	Metal Ore Mining - 3.0%
85,500	Alamos Gold, Inc. - Class A (b)	894,330
143,000	B2Gold Corp. (b)	963,820
39,800	Wheaton Precious Metals Corp. (b)	2,124,126

		3,982,276

	Miscellaneous Durable Goods Merchant Wholesalers - 0.3%
1,235	Pool Corp.	404,882

	Motor Vehicle Manufacturing - 1.4%
3,730	Tesla Inc. (a)	1,858,734

	Navigational, Measuring, Electromedical, & Control Instruments Manufacturing - 1.6%
3,600	IDEXX Laboratories, Inc. (a)	1,407,816
10,700	Cognex Corp.	740,333

		2,148,149

	Other Financial Investment Activities - 0.7%
5,975	Sea Ltd. - ADR (a)(b)	913,040

	Other General Purpose Machinery Manufacturing - 2.2%
4,180	IDEX Corp.	753,361
2,210	Mettler-Toledo International, Inc. (a)	2,145,424

		2,898,785

	Other Information Services - 4.3%
1,015	CoStar Group, Inc. (a)	861,329
13,340	Facebook, Inc. (a)	3,911,288
27,100	Pinterest, Inc. - Class A (a)	997,009

		5,769,626

	Other Schools & Instruction - 2.3%
41,500	TAL Education Group - ADR (a)(b)	3,063,115

	Other Telecommunications - 2.9%
3,700	ResMed, Inc.	668,886
4,090	RingCentral, Inc. - Class A (a)	1,189,249
6,200	Zoom Video Communications, Inc. - Class A (a)	2,015,620

		3,873,755

	Other Transit & Ground Passenger Transportation - 0.4%
16,100	Lyft, Inc. - Class A (a)	477,687

	Pharmaceutical & Medicine Manufacturing - 6.5%
7,875	10X Genomics, Inc. - Class A (a)	902,633
2,320	Bio-Techne Corp.	592,667
5,965	Illumina, Inc. (a)	2,130,817
15,000	Johnson & Johnson	2,301,150
11,800	Moderna, Inc. (a)	765,702
1,450	Regeneron Pharmaceuticals, Inc. (a)	898,899
2,700	Vertex Pharmaceuticals, Inc. (a)	753,624
1,130	West Pharmaceutical Services, Inc.	320,875

		8,666,367

	Scientific Research and Development Services - 0.5%
15,300	NanoString Technologies, Inc. (a)	619,344

	Semiconductor & Other Electronic Component Manufacturing - 10.9%
10,000	Advanced Micro Devices, Inc. (a)	908,200
2,680	Alphabet, Inc. - Class A (a)	4,367,140
1,545	Lam Research Corp.	519,645
35,500	Marvell Technology Group Ltd.	1,376,690
6,575	NVIDIA Corp.	3,517,494
28,400	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	2,250,700
11,560	Texas Instruments, Inc.	1,643,254

		14,583,123

	Software Publishers - 26.4%
5,000	Adobe, Inc. (a)	2,566,950
5,385	ANSYS, Inc. (a)	1,825,569
6,160	Autodesk, Inc. (a)	1,513,512
9,940	Cadence Design Systems, Inc. (a)	1,102,445
3,285	Coupa Software, Inc. (a)	1,076,626
11,200	Datadog, Inc. - Class A (a)	935,760
3,685	DocuSign, Inc. (a)	821,755
1,970	HubSpot, Inc. (a)	590,370
2,640	Intuit, Inc.	911,830
23,349	Microsoft Corp.	5,265,900
4,740	MongoDB, Inc. (a)	1,108,212
11,815	salesforce.com, Inc. (a)	3,221,360
4,640	Shopify, Inc. - Class A (a)(b)	4,948,189
70,700	Slack Technologies, Inc. - Class A(a)	2,321,788
34,800	Snap, Inc. - Class A (a)	786,132
6,040	Splunk Inc. (a)	1,324,753
6,770	Twilio, Inc. - Class A (a)	1,826,275
5,365	Veeva Systems, Inc. - Class A (a)	1,514,378
43,400	ZoomInfo Technologies, Inc. - Class A (a)	1,684,788

		35,346,592

	TOTAL COMMON STOCKS (Cost $92,964,917)	124,773,151

	REIT - 0.5%
	Lessors of Real Estate - 0.5%
3,155	Public Storage	670,122

	TOTAL REIT (Cost $694,087)	670,122

	Total Investments (Cost ($93,659,004) - 93.7%	125,443,273
	Other Assets in Excess of Liabilities - 6.3%	8,395,917

	TOTAL NET ASSETS - 100.0%	$133,839,190

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Securities

The cost basis of investments for federal income tax purposes at August 31, 2020 was as follows*:

Cost of Investments	$93,659,004

Gross unrealized appreciation	32,580,424
Gross unrealized depreciation	(796,155)

Net unrealized appreciation	$31,784,269

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2020 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access

Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, they may be classified as Level 3 investments due to lack of market transparanecy and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant asumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$124,773,151	$—	$—	$124,773,151
REIT	670,122	—	—	$670,122

Total*	$125,443,273	$—	$—	$125,443,273

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

The Fund did not hold any investments during the period ended August 31, 2020 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.